Primary and secondary segments reporting - Business segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business segments
Net interest income	€ 31,994	€ 35,283	€ 34,341
Net fee income	10,015	11,779	11,485
Gains (losses) on financial transactions	2,187	1,531	1,797
Other operating income	83	636	801
Total income	44,279	49,229	48,424
Administrative expenses, depreciation and amortisation	(21,130)	(23,280)	(22,779)
Profit from operations	23,149	25,949	25,645
Net loan-loss provisions	(12,432)	(9,321)	(8,873)
Other gains (losses) and provisions	(12,793)	(4,085)	(2,571)
Operating profit/(loss) before tax	(2,076)	12,543	14,201
Income tax	(5,632)	(4,427)	(4,886)
Profit/(loss) from continuing operations	(7,708)	8,116	9,315
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(7,708)	8,116	9,315
Profit/(loss) attributable to non-controlling interests	1,063	1,601	1,505
Profit/(loss) attributable to the parent	(8,771)	6,515	7,810
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	50	31	113
Retail Banking
Business segments
Net interest income	29,544	32,862	31,976
Net fee income	6,850	8,561	8,331
Gains (losses) on financial transactions	962	872	609
Other operating income	(141)	303	343
Total income	37,215	42,598	41,259
Administrative expenses, depreciation and amortisation	(16,846)	(18,926)	(18,756)
Profit from operations	20,369	23,672	22,503
Net loan-loss provisions	(11,609)	(9,101)	(8,528)
Other gains (losses) and provisions	(1,228)	(1,619)	(1,789)
Operating profit/(loss) before tax	7,532	12,952	12,186
Income tax	(2,453)	(4,047)	(4,002)
Profit/(loss) from continuing operations	5,079	8,905	8,184
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	5,079	8,905	8,184
Profit/(loss) attributable to non-controlling interests	883	1,325	1,230
Profit/(loss) attributable to the parent	4,196	7,580	6,954
Santander Corporate & Investment Banking
Business segments
Net interest income	2,953	2,728	2,461
Net fee income	1,551	1,520	1,534
Gains (losses) on financial transactions	690	689	898
Other operating income	204	289	184
Total income	5,398	5,226	5,077
Administrative expenses, depreciation and amortisation	(2,069)	(2,281)	(2,101)
Profit from operations	3,329	2,945	2,976
Net loan-loss provisions	(467)	(155)	(199)
Other gains (losses) and provisions	(135)	(91)	(97)
Operating profit/(loss) before tax	2,727	2,699	2,680
Income tax	(783)	(815)	(832)
Profit/(loss) from continuing operations	1,944	1,884	1,848
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	1,944	1,884	1,848
Profit/(loss) attributable to non-controlling interests	121	171	157
Profit/(loss) attributable to the parent	1,823	1,713	1,691
Wealth Management & Insurance
Business segments
Net interest income	455	570	527
Net fee income	1,194	1,199	1,142
Gains (losses) on financial transactions	103	117	131
Other operating income	383	340	299
Total income	2,135	2,226	2,099
Administrative expenses, depreciation and amortisation	(907)	(955)	(873)
Profit from operations	1,228	1,271	1,226
Net loan-loss provisions	(28)	23	(10)
Other gains (losses) and provisions	(1)	(12)	(4)
Operating profit/(loss) before tax	1,199	1,282	1,212
Income tax	(291)	(302)	(285)
Profit/(loss) from continuing operations	908	980	927
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	908	980	927
Profit/(loss) attributable to non-controlling interests	41	51	52
Profit/(loss) attributable to the parent	867	929	875
Santander Global Platform
Business segments
Net interest income	416	375	364
Net fee income	449	549	546
Gains (losses) on financial transactions	145	149	147
Other operating income	(17)	(13)	(11)
Total income	993	1,060	1,046
Administrative expenses, depreciation and amortisation	(816)	(745)	(623)
Profit from operations	177	315	423
Net loan-loss provisions	(39)	(52)	(21)
Other gains (losses) and provisions	(9)	(5)	(4)
Operating profit/(loss) before tax	129	258	398
Income tax	(58)	(95)	(125)
Profit/(loss) from continuing operations	71	163	273
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	71	163	273
Profit/(loss) attributable to non-controlling interests	32	36	43
Profit/(loss) attributable to the parent	39	127	230
Corporate Centre
Business segments
Net interest income	(1,374)	(1,252)	(987)
Net fee income	(29)	(50)	(68)
Gains (losses) on financial transactions	287	(296)	12
Other operating income	(25)	(18)	(14)
Total income	(1,141)	(1,616)	(1,057)
Administrative expenses, depreciation and amortisation	(329)	(373)	(426)
Profit from operations	(1,470)	(1,989)	(1,483)
Net loan-loss provisions	(31)	(36)	(115)
Other gains (losses) and provisions	(412)	(237)	(101)
Operating profit/(loss) before tax	(1,913)	(2,262)	(1,699)
Income tax	69	156	14
Profit/(loss) from continuing operations	(1,844)	(2,106)	(1,685)
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(1,844)	(2,106)	(1,685)
Profit/(loss) attributable to non-controlling interests	0	(9)	1
Profit/(loss) attributable to the parent	(1,844)	(2,097)	(1,686)
Operating segment
Business segments
Net interest income	31,994	35,283	34,341
Net fee income	10,015	11,779	11,485
Gains (losses) on financial transactions	2,187	1,531	1,797
Other operating income	404	901	801
Total income	44,600	49,494	48,424
Administrative expenses, depreciation and amortisation	(20,967)	(23,280)	(22,779)
Profit from operations	23,633	26,214	25,645
Net loan-loss provisions	(12,174)	(9,321)	(8,873)
Other gains (losses) and provisions	(1,785)	(1,964)	(1,995)
Operating profit/(loss) before tax	9,674	14,929	14,777
Income tax	(3,516)	(5,103)	(5,230)
Profit/(loss) from continuing operations	6,158	9,826	9,547
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	6,158	9,826	9,547
Profit/(loss) attributable to non-controlling interests	1,077	1,574	1,483
Profit/(loss) attributable to the parent	€ 5,081	€ 8,252	€ 8,064